Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Taxes And Payroll Charges [abstract]
INSS (social security contribution)	$ 22.9	$ 32.8
IRRF (withholding tax)	11.9	13.8
Value added tax ("VAT")	9.0	0.3
PIS and COFINS	0.9	0.7
IPI (manufacturing tax)	0.9	1.3
Taxes refinancing program	0.1	0.3
Service tax ("ISS")	1.5	1.7
FGTS (government employee severance indemnity fund)	4.6	4.6
Social Security	0.6	1.2
Others	2.6	4.2
Total	55.0	60.9
Current	45.8	42.6
Non-current	$ 9.2	$ 18.3